Related Party Transactions (Details) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended
	Nov. 30, 2020	Sep. 29, 2020	Nov. 30, 2020	Nov. 24, 2020	Nov. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Shares consideration	30,000,000				30,000,000
Founder Shares outstanding							7,500,000
Payment of costs (in Dollars)						$ 300,000	$ 300,000
Borrowings outstanding (in Dollars)							141,881
Office and administrative fees (in Dollars)						30,000	10,000
Working Capital Loans (in Dollars)						$ 1,500,000	$ 1,500,000
Price per warrant (in Dollars per share)						$ 1.50	$ 1.50
Office Building [Member]
Related Party Transactions (Details) [Line Items]
Affiliate monthly fee (in Dollars)						$ 10,000	$ 10,000
Underwriters [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to surrender for no consideration				978,750
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Amount of sponsor paid (in Dollars)		$ 25,000
Shares consideration		7,187,500
Aggregate shares subject to forfeiture		937,500
Additional shares issued				316,250
Shares no longer subject to forfeiture			975,000		975,000
Shares forfeited			3,750		3,750
Founder Shares outstanding						7,500,000	7,500,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding						7,500,000	7,500,000
Shares forfeited							3,750
Class B Common Stock [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding				7,187,500
Class B Common Stock [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding				7,503,750